Condensed Consolidated Interim Statements of Loss and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Revenues (note 9)	$ 5,904	$ 1,160	$ 9,221	$ 2,707
Cost of revenues	3,392	890	6,570	1,857
Gross profit	2,512	270	2,651	850
Expenses:
Research and development costs	3,991	3,919	6,921	5,230
Sales and marketing costs	2,676	828	4,870	1,256
General and administration expenses	3,435	2,320	6,477	7,736
Operating loss	(7,590)	(6,797)	(15,617)	(13,372)
Loss on revaluation of warrant Liabilities (note 6)		(4,135)		(3,735)
Financial income (expense), net	254	(223)		187
Net loss for the period from continuing operations	(7,336)	(11,155)	(15,617)	(16,920)
Net loss for the period from discontinued operations		(1,436)		(2,425)
Net loss for the period	(7,336)	(12,591)	(15,617)	(19,345)
Less: Net loss attributable to non-controlling interests	(179)	(76)	(388)	(408)
Net loss attributable to controlling shareholders	(7,157)	(12,515)	(15,229)	(18,937)
Net loss for the period	(7,336)	(12,591)	(15,617)	(19,345)
Item that will not be reclassified to profit or loss:
Adjustments arising from translating financial statements of foreign operations	2,075	(274)	2,651	536
Other comprehensive income	2,075	(274)	2,651	536
Total comprehensive loss for the period	(5,261)	(12,865)	(12,966)	(18,809)
Less: Comprehensive loss attributable to non-controlling interests	(179)	(76)	(388)	(408)
Comprehensive loss attributable to the Company’s shareholders	(5,082)	(12,789)	(12,578)	(18,401)
Total comprehensive loss for the period	$ (5,261)	$ (12,865)	$ (12,966)	$ (18,809)
Basic loss per share from continuing operations	$ (0.16)	$ (0.31)	$ (0.34)	$ (0.48)
Diluted loss per share from continuing operations	(0.16)	(0.31)	(0.34)	(0.48)
Basic loss per share from discontinued operations		(0.04)		(0.07)
Diluted loss per share from discontinued operations		$ (0.04)		$ (0.07)
Basic, Weighted average number of shares outstanding	44,749,055	35,304,220	44,155,780	34,177,189
Diluted, Weighted average number of shares outstanding	44,749,055	35,304,220	44,155,780	34,177,189